Payden U.S. Government Fund
1
Schedule of Investments
- July 31, 2025 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Asset Backed (1%
)
730,609 Fannie Mae Grantor Trust 2017-T1, 2.90%,
6/25/27
(Cost - $713) $ 709
Mortgage Backed (42%
)
1,550,385 Fannie Mae-Aces 2017-M15, 3.16%,
11/25/27 (a) 1,514
944,427 FH 841779 ARM , (U.S. Secured Overnight
Financing Rate Index 30day Average + 2.335%),
4.44%, 6/01/54 (b) 931
702,170 FH 8C0092 ARM , (U.S. Secured Overnight
Financing Rate Index 30day Average + 2.130%),
1.54%, 8/01/51 (b) 651
837,372 FH 8C0312 ARM , (U.S. Secured Overnight
Financing Rate Index 30day Average + 2.130%),
4.44%, 7/01/52 (b) 828
700,000 FHLMC Multifamily Structured Pass-Through
Certificates K058, 2.65%, 8/25/26  687
1,008,823 FHLMC Multifamily Structured Pass-Through
Certificates K061, 3.35%, 11/25/26 (a) 993
1,200,000 FHLMC Multifamily Structured Pass-Through
Certificates K505, 4.82%, 6/25/28  1,215
239,968 FHLMC Multifamily Structured Pass-Through
Certificates Q013, 6.39%, 5/25/50 (a) 240
204,060 FN AS4186 15YR , 2.50%, 1/01/30  197
132,361 FN AS6443 15YR , 3.00%, 12/01/30  129
227,788 FN AS8013 15YR , 2.50%, 9/01/31  218
255,161 FN BM4153 15YR , 3.00%, 6/01/33  247
1,153,639 FN BM7166 ARM , (U.S. Secured Overnight
Financing Rate Index 30day Average + 2.346%),
5.14%, 3/01/53 (b) 1,165
379,756 FN BP6814 ARM , (FTSE USD IBOR Consumer
Cash Fallbacks Term 1Year + 1.610%), 2.29%,
5/01/50 (b) 351
706,213 FN BR9966 ARM , (U.S. Secured Overnight
Financing Rate Index 30day Average + 1.610%),
1.92%, 5/01/51 (b) 638
717,592 FN BV2462 ARM , (U.S. Secured Overnight
Financing Rate Index 30day Average + 2.130%),
3.78%, 6/01/52 (b) 698
911,180 FN CB9937 ARM , (U.S. Secured Overnight
Financing Rate Index 30day Average + 2.284%),
5.06%, 2/01/55 (b) 917
981,162 FN FS2395 15YR , 3.50%, 7/01/37  945
956,774 FN MA4694 15YR , 3.50%, 8/01/37  917
1,482,247 FN MA4869 30YR , 5.50%, 1/01/53  1,480
786,456 FN MA5072 30YR , 5.50%, 7/01/53  784
710,338 FN MA5110 15YR , 5.00%, 8/01/38  713
500,000 FNCI , 5.00%, 8/15/4015YR TBA (c) 501
538,940 FNR 2024-21 DA 2024-21, 5.50%, 12/25/46  540
52,971 FNR FA 2002-10, (U.S. Secured Overnight
Financing Rate Index 30day Average + 0.864%),
5.21%, 2/25/32 (b) 53
563,371 FR SB8192 15YR , 5.00%, 10/01/37  566
Principal
or Shares Security Description
Value
(000)
1,290,629 FR SB8206 15YR , 5.00%, 1/01/38  $ 1,296
799,343 FR SD8308 30YR , 5.50%, 3/01/53  797
1,426,286 FR SD8452 30YR , 5.00%, 8/01/54  1,389
1,096,468 FR SD8461 30YR , 5.00%, 9/01/54  1,069
546,613 Freddie Mac REMICS 5451, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 1.100%), 5.45%, 9/25/54 (b) 547
759,806 FRESB Mortgage Trust 2021-SB83, 0.63%,
1/25/26 (a) 748
740,342 FRESB Mortgage Trust 2017-SB38, 2.92%,
8/25/27 (a) 718
704,874 FRESB Mortgage Trust 2018-SB56, 3.69%,
10/25/28 (a) 692
661,189 FRESB Mortgage Trust 2019-SB59, 3.47%,
1/25/29 (a) 642
839,737 FRESB Mortgage Trust 2020-SB79, (U.S.
Secured Overnight Financing Rate Index 30day
Average + 0.000%), 3.56%, 7/25/40 (b) 832
203,426 G2 778200 , 4.00%, 2/20/32  200
169,737 G2 778203 , 4.75%, 2/20/32  170
517,896 G2 AD0857 , 3.75%, 9/20/33  504
208,000 G2 AY5132 , 3.25%, 7/20/37  196
422,580 G2 AY5138 , 3.25%, 12/20/37  398
208,622 GN 728153 , 5.50%, 10/15/29  211
68,052 GNR ST 2014-79, 33.00%, 7/20/29 (a)(d) 1
Total Mortgage Backed (Cost - $30,009)
28,528
U.S. Treasury (55%
)
3,000,000 U.S. Treasury Note , 3.63%, 5/15/26  2,987
6,000,000 U.S. Treasury Note , 4.38%, 12/15/26  6,025
7,700,000 U.S. Treasury Note , 4.00%, 1/15/27  7,695
5,500,000 U.S. Treasury Note , 3.25%, 6/30/27  5,430
6,000,000 U.S. Treasury Note , 3.75%, 8/15/27  5,979
2,500,000 U.S. Treasury Note , 4.13%, 10/31/27  2,511
6,000,000 U.S. Treasury Note , 4.00%, 2/29/28  6,016
Total U.S. Treasury (Cost - $36,596)
36,643
Investment Company (2%
)
1,083,121 Payden Cash Reserves Money Market Fund *
(Cost - $1,083)
1,083
Purchase Options  (0%
)
Total Purchase Options (Cost - $15) 11
Total Investments (Cost - $68,416) (100%)
66,974
Other Assets, net of Liabilities (0%)
38
Net Assets (100%) $ 67,012
* Affiliated investment.
(a) Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(b) Floating rate security. The rate shown reflects the rate in effect at July 31,
2025.
(c) Security was purchased on a delayed delivery basis.
(d) Yield to maturity at time of purchase.

Payden Mutual Funds
Payden U.S. Government Fund
continued
Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Appreciation
(Depreciation)
(000s)
Long Contracts:
U.S. Treasury 10-Year Note Future 10 Sep-25 $ 1,111 $ 14 $ 14
U.S. Treasury 2-Year Note Future 40 Sep-25 8,279 (16) (16)
U.S. Treasury 5-Year Note Future 112 Sep-25 12,115 59 59
a a
57
Short Contracts:
U.S. Ultra Bond Future 9 Sep-25 (1,056) (29) (29)
a a
Total Futures
$28
Purchase Options
Description
Number of
Contracts
Notional
Amount
(000s)
Exercise
Price
Maturity
Date
Value
(000s) Call/Put
Exchange Traded Options Purchase - 0.0%
U.S. 10YR Note 36 $ 1,125 $ 113 09/26/2025 $11 Call
Open Centrally Cleared Interest Rate Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Depreciation
(000s)
4-Year SOFR, Receive Variable 4.360% (SOFRRATE)
Annually, Pay Fixed 3.620% Annually 11/30/2029 $4,308 $(11) $– $(11)